Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	¥ 1,374,559	¥ 2,725,341	¥ 1,414,224
Deferred income tax	(240,694)	(1,200,511)	(778,857)
Income tax expenses	¥ 1,133,865	¥ 1,524,830	¥ 635,367